Cover	Dec. 21, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 (“Amendment No. 2”) to the Current Report on Form 8-K is being filed as the second amendment to the Current Report on Form 8-K (the “Amended Form 8-K”) filed by Tenon Medical, Inc. (the “Company”) on December 26, 2023 as amended by Amendment No. 1 thereto filed on January 11, 2023. The sole purpose of this Amendment No. 2 is to supplement the disclosure in the Amended Form 8-K with details of the special meeting of the Company’s stockholders held on January 30, 2024 that was held after the adjournment of the special meetings of the Company’s stockholders held on December 21, 2023 and January 8, 2024. This Amendment No. 2 does not otherwise change or update the disclosure set forth in the Amended Form 8-K and does not otherwise reflect events after the Amended Form 8-K.
Document Period End Date	Dec. 21, 2023
Entity File Number	001-41364
Entity Registrant Name	TENON MEDICAL, INC.
Entity Central Index Key	0001560293
Entity Tax Identification Number	45-5574718
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	104 Cooper Court
Entity Address, City or Town	Los Gatos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95032
City Area Code	408
Local Phone Number	649-5760
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TNON
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	TNONW
Security Exchange Name	NASDAQ